Related Party Transactions - Schedule of Material Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Software service fee [Member] | Factory Automation Technology Co., Ltd. [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	$ 235,769	$ 219,143
Software service fee [Member] | Far East Machinery Co., Ltd [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	12,919
Machinery [Member] | Factory Automation Technology Co., Ltd. [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	698,600	114,597
Lease Expense [Member] | Far East Machinery Co., Ltd [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	747,515	770,403
Lease Expense [Member] | Peko, LLC [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	390,000	360,000
Lease Expense [Member] | Chiayi Sports Equipment Co., Ltd [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions		124,709
Utility expense [Member] | Far East Machinery Co., Ltd [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions	734,359	765,801
Purchase of land and buildings [Member] | Chiayi Sports Equipment Co., Ltd [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions		$ 9,488,314